Long term debt, net - Maturities of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
2018		$ 0
2019		0
2020		0
2021		0
2022		0
Thereafter		100,000
Total	$ 245,000	$ 100,000	$ 55,000